Adaptive Hedged Multi-Asset Income Fund

Schedule of Investments

As of May 31, 2021
				Value (Note 1)

PREFERRED STOCK - 2.17%	Shares	Interest	Maturity Date
Real Estate - 2.17%		Rate
* Preferred Apartment Communities, Inc.	500	5.750%	11/20/2029	$500,000

Total Preferred Stock (Cost $500,000)				500,000

EXCHANGE-TRADED PRODUCTS - 69.35%			Shares
Commodity Fund - 7.93%
Credit Suisse X-Links Gold Shares Covered Call ETN			200,000	1,828,000

Debt Funds - 43.01%
iShares 20+ Year Treasury Bond ETF			11,716	1,621,963
iShares 3-7 Year Treasury Bond ETF			18,100	2,367,299
iShares Broad USD High Yield Corporate Bond ETF			104,683	4,317,127
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF			50,623	1,613,355
				9,919,744
Equity Funds - 18.41%
Global SuperDividend US ETF			68,722	1,381,312
Global X Nasdaq 100 Covered Call ETF			69,113	1,535,000
Global X SuperDividend ETF			92,642	1,328,486
				4,244,798

Total Exchange-Traded Products (Cost $15,838,618)				15,992,542
		Interest	Maturity Date
COLLATERALIZED MORTGAGE OBLIGATIONS - 19.18%	Principal	Rate
Home Equity ABS - 2.17%
ACE Securities Corp. Home Equity Loan Trust Series
2004-RM1 (b)	$ 342,628	5.342%	7/25/2034	336,775
RASC Series 2006-EMX9 Trust (b)	184,350	0.352%	11/25/2036	164,715
				501,490
Financials - 6.53%
Chase Funding Trust Series 2003-3 (b)	350,304	1.937%	11/25/2032	335,304
Countrywide Asset-Backed Certificates (b)	452,008	2.717%	10/25/2033	483,299
Merrill Lynch Mortgage Investors Trust Series
2004-WMC2 (b)	692,218	2.131%	12/25/2034	686,297
				1,504,900
WL Collateral - 10.48%
Alternative Loan Trust 2005-10CB	343,783	5.000%	5/25/2035	343,783
Alternative Loan Trust 2005-J11	134,986	5.000%	6/25/2021	134,986
Alternative Loan Trust 2006-28CB	637,208	6.500%	10/25/2036	214,106
Alternative Loan Trust 2006-28CB	125,493	6.500%	10/25/2036	49,233
American Home Mortgage Investment Trust
2004-1 (b)	212,604	2.211%	4/25/2044	204,715
Banc of America Mortgage 2005-C Trust (a)	217,234	2.675%	4/25/2035	210,525
Bear Stearns ALT-A Trust 2005-7 (a)	286,768	3.272%	9/25/2035	212,514
Bear Stearns ARM Trust 2004-8 (a)	121,614	3.921%	11/25/2034	123,272

				(Continued)

Adaptive Hedged Multi-Asset Income Fund

Schedule of Investments - Continued

As of May 31, 2021
				Value (Note 1)
		Interest	Maturity Date
COLLATERALIZED MORTGAGE OBLIGATIONS	Principal	Rate
WL Collateral - Continued
Salomon Brothers Mortgage Co., Inc.	$ 101,707	7.000%	6/25/2026	$ 31,313
First Horizon Alternative Mortgage Securities Trust
2007-FA2	139,499	5.750%	4/25/2022	99,031
GSR Mortgage Loan Trust 2004-15F	21,130	4.750%	12/25/2034	21,130
HarborView Mortgage Loan Trust 2006-2 (a)	14,933	2.623%	2/25/2036	7,241
Merrill Lynch Mortgage Investors Trust Series MLCC
2004-B (b)	92,454	2.492%	5/25/2029	72,492
MortgageIT Mortgage Loan Trust 2006-1 (b)	241,072	0.552%	4/25/2036	232,268
MortgageIT Trust 2005-3 (b)	134,412	2.656%	8/25/2035	141,449
PHH Mortgage Trust Series 2008-CIM2 (b)	150,408	2.342%	7/25/2038	146,095
Structured Asset Mortgage Investments II Trust
2006-AR5 (b)	122,400	0.512%	5/25/2036	106,110
WaMu Mortgage Pass-Through Certificates Series
2002-AR14 Trust (a)	67,377	2.664%	11/25/2032	67,377
				2,417,640

Total Collateralized Mortgage Obligations (Cost $4,451,524)				4,424,030

SHORT-TERM INVESTMENT - 9.20%
Fidelity Investments Money Market Government Portfolio -			Shares
Institutional Class, 0.01% §			2,122,608	2,122,608

Total Short-Term Investment (Cost $2,122,608)				2,122,608

Investments, at Value (Cost $22,912,750) - 99.90%				$23,039,180

Other Assets Less Liabilities - 0.10%				22,237

Net Assets - 100.00%				$23,061,417
* Non income-producing investment
§ Represents 7 day effective yield
(a)	Variable interest rate - The interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of May 31, 2021.
(b) Floating interest rate

Summary of Investments
		% of Net Assets	Value
Preferred Stock		2.17%	$ 500,000
Exchange-Traded Products:
Commodity Fund		7.93%	1,828,000
Debt Funds		43.01%	9,919,744
Equity Funds		18.41%	4,244,798
	Collateralized Mortgage Obligations:
Home Equity ABS		2.17%	501,490
Financials		6.53%	1,504,900
WL Collateral		10.48%	2,417,640
Short-Term Investment		9.20%	2,122,608
Other Assets Less Liabilities		0.10%	22,237
Total Net Assets		100.00%	$ 23,061,417